FINANCIAL STATEMENT EFFECTS OF RATE REGULATION - GENERAL INFORMATION (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Canadian Mainline
GENERAL INFORMATION ON RATE REGULATION AND ITS EFFECTS
Term of CLT	10 years
Southern Lights
GENERAL INFORMATION ON RATE REGULATION AND ITS EFFECTS
After-tax ROE (as a percent)	10.00%
Deemed debt component of capital (as a percent)	70.00%
Deemed equity component of capital (as a percent)	30.00%
Enbridge Gas Distribution
GENERAL INFORMATION ON RATE REGULATION AND ITS EFFECTS
After-tax ROE (as a percent)	9.20%	9.30%
Deemed equity component of capital (as a percent)	36.00%	36.00%